Note 11 - Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
	December 31, 2017	December 31, 2016
Cash and cash equivalents	$160,395	$83,347
Term deposits	-	55,000
Accounts receivable ( Note 4 )	160	628
	$160,555	$138,975

Disclosure of currency risk [text block]
December 31, 2017 ( in US$ equivalent )	Mexican peso	Canadian dollar

Cash	$8	$2,286
Accounts receivable	30	27
Prepaid	3	-
Investments	-	3,096
Accounts payable	(96)	(438)
Net assets exposure	$(55)	$4,971